Segment Information (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended		12 Months Ended
		Aug. 14, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014		Jun. 30, 2015		Jun. 30, 2013
Segment Reporting Information [Line Items]
Net sales			$ 399,184	$ 416,207	$ 1,287,592	$ 1,215,116	$ 814,213		$ 1,617,640
Depreciation and Amortization			31,452	32,405	97,490	97,985	75,867		136,156
Operating Income (Loss)			26,013	18,830	73,815	61,494	(28,284)		70,977
Adjusted EBITDA			58,351	57,318	204,953	176,948	118,790	[1]	230,962	[1]
Capital Expenditures					36,719	37,678	39,888		59,535
Assets			1,787,388		1,787,388		1,844,155		1,882,125
Predecessor
Segment Reporting Information [Line Items]
Net sales		$ 74,081									$ 579,401
Depreciation and Amortization		4,057									39,566
Operating Income (Loss)		(22,336)									40,788
Adjusted EBITDA	[1]	10,471									86,675
Capital Expenditures		2,741									22,433
Assets											347,505
North America
Segment Reporting Information [Line Items]
Net sales			193,866	204,671	610,843	542,141	452,031		737,888
Depreciation and Amortization			15,258	16,074	45,462	45,809	46,924		63,194
Operating Income (Loss)			11,945	6,551	21,242	17,888	(37,181)		18,317
Adjusted EBITDA			26,581	26,013	88,382	73,220	71,290	[1]	97,001	[1]
Capital Expenditures					12,867	13,436	12,540		19,407
Assets			787,224		787,224		789,836		915,601
North America | Predecessor
Segment Reporting Information [Line Items]
Net sales		58,728									480,050
Depreciation and Amortization		3,164									32,751
Operating Income (Loss)		(24,524)									28,808
Adjusted EBITDA	[1]	7,390									67,761
Capital Expenditures		2,624									14,152
Assets											271,624
Europe
Segment Reporting Information [Line Items]
Net sales			184,492	192,096	606,876	637,285	354,396		820,391
Depreciation and Amortization			15,261	15,440	49,000	50,506	28,461		69,548
Operating Income (Loss)			12,303	11,785	42,846	42,176	8,711		46,442
Adjusted EBITDA			29,063	28,897	103,423	99,566	46,816	[1]	126,350	[1]
Capital Expenditures					18,846	22,976	27,218		38,189
Assets			931,467		931,467		1,037,900		866,214
Europe | Predecessor
Segment Reporting Information [Line Items]
Net sales		15,353									99,351
Depreciation and Amortization		893									6,815
Operating Income (Loss)		2,188									11,980
Adjusted EBITDA	[1]	3,081									18,914
Capital Expenditures		$ 117									8,281
Assets											$ 75,881
Asia
Segment Reporting Information [Line Items]
Net sales			20,826	19,440	69,873	35,690	7,786		59,361
Depreciation and Amortization			933	891	3,028	1,670	482		3,414
Operating Income (Loss)			1,765	494	9,727	1,430	186		6,218
Adjusted EBITDA			2,707	$ 2,408	13,148	4,162	684	[1]	7,611	[1]
Capital Expenditures					5,006	$ 1,266	130		1,939
Assets			$ 68,697		$ 68,697		$ 16,419		$ 100,310

[1]	Successor Predecessor (Dollars in thousands) For the year ended June 30, 2015 Period from August 15, 2013 to June 30, 2014 Period from July 1, 2013 to August 14, 2013 For the year ended June 30, 2013 Adjusted EBITDA $ 230,962 $ 118,790 $ 10,471 $ 86,675 Transaction costs (13,630) (38,844) (28,370) (3,080) Management fees - - (264) (2,315) Stock based and deferred compensation (5,722) (1,534) (125) (2,578) Multiemployer plan exits - (9,250) 676 - Debt extinguishment costs (1,019) - (14,042) (4,140) Purchase accounting adjustments (3,094) (10,836) - - Severance costs (6,419) (2,385) (3) (736) Restructuring charge - (7,652) - - (Gain) loss on sale of fixed assets (584) (2,278) 96 853 Impairment charges - (1,006) - (2,112) Foreign currency gains (loss) 12,171 777 364 (220) Other adjustments to EBITDA (379) (490) (346) 2,387 EBITDA 212,286 45,292 (31,543) 74,734 Income tax expense (benefit) (1,880) (19,481) (15,621) 4,195 Interest expense 75,437 43,215 3,991 24,546 Depreciation and amortization 131,703 73,206 3,772 36,660 Net income (loss) $ 7,026 $ (51,648) $ (23,685) $ 9,333